Material Accounting Policies Information (Details)	6 Months Ended
Jun. 30, 2025
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Published foreign exchange rate	1
Average rate	1
RM [Member]
Summary of Significant Accounting Policies [Line Items]
Published foreign exchange rate	4.21250
Average rate	4.37809
Bottom of Range [Member]
Summary of Significant Accounting Policies [Line Items]
Credit term	30 days
Top of Range [Member]
Summary of Significant Accounting Policies [Line Items]
Credit term	90 days